                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  //  (a)

     of fiscal year ending:  12/31/99(b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N) N
                                                 --

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:
               New England Life Retirement Investment Account

     B.    File Number:  811-3285

     C.    Telephone Number:  212-578-7360

2.   A.    Street:  One Madison Avenue

     B.    City:  New York        C.State: NY           D.  Zip Code:10010
                                                            Zip Ext: 3690

     E.    Foreign Country:                     Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)  N
                                                               ---

4.  Is this the last filing on this form by Registrant? (Y/N)   N
                                                               ---

5.  Is Registrant a small business investment company (SBIC)?
    (Y/N)____________________________________________________   N
                                                               ---
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N) ______   Y
                                                               ---
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company?
        (Y/N) __
        [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? ________________
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For period ending 12/31/99                              If filing more than
                  --------                              one Page 47, "X"
File Number 811-3285                                    box:

UNIT INVESTMENT TRUSTS

111. A.  Depositor Name: Metropolitan Life Insurance Company
                         -------------------------------------

     B.  File Number (if any) ____________________________________

     C.  City: New York       State NY       Zip Code 10010    Zip Ext.: 3690
               --------             --                -----
         Foreign Country: ___________ Foreign Postal Code: _______

111. A.  Depositor Name: _________________________________________

     B.  File Number (If any): ________________

     C.  City: __________ State: _____ Zip Code:_____ Zip Ext.:___

         Foreign County: ______________ Foreign Postal Code: _____

112. A.  Sponsor Name:____________________________________________

     B.  File Number (If any): ______________

     C.  City: _________ State: ______ Zip Code: ____ Zip Ext.:___

         Foreign Country: _____________ Foreign Postal Code: _____

112. A.  Sponsor Name: ___________________________________________

     B.  File Number (If any): _________________

     C.  City:__________ State: ______ Zip Code: ____ Zip Ext.: ___

         Foreign Country: ____________ Foreign Postal Code: _______

113. A.  Trustee Name: ____________________________________________

     B.  City: _________ State: _____ Zip Code: _____ Zip Ext.:____

         Foreign Country: ____________ Foreign Postal Code: _______

113. A.  Trustee Name: ____________________________________________

     B.  City: _________ State: _____ Zip Code: _____ Zip Ext.:____

         Foreign Country: ___________ Foreign Postal Code: ________

                                       2
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For period ending 12/31/99                              If filing more than
                  --------                              one Page 47, "X"
File Number 811-3285                                    box:

114. A.   Principal Underwriter Name: New England Securities Corporation
                                      ----------------------------------

     B.   File Number: 8- 13910
                          -----

     C.   City: Boston     State: MA    Zip Code: 02116   Zip Ext.: ____
                ------            --              -----

          Foreign Country: __________     Foreign Postal Code: _________

114. A.   Principal Underwriter Name: __________________________________

     B.   File Number: 8-_______________

     C.   City: __________ State: ________ Zip Code: _____ Zip Ext.: ____

          Foreign Country: ____________     Foreign Postal Code: ________

115. A.   Independent Public Accountant Name: Deloitte & Touche, LLP
                                              ----------------------

     B.   City:  Boston     State: MA    Zip Code: 02116    Zip Ext.:5022
                 ------            --              -----             ----

          Foreign Country: _______________ Foreign Postal Code: _________

115. A.   Independent Public Accountant Name: ___________________________

          City: _____________ State: _____  Zip Code: _____ Zip Ext.:____

          Foreign Country: _______________ Foreign Postal Code:__________

116. Family of Investment companies information:

     A.   Is Registrant part of a family of investment companies?
          (Y/N)______________________________________________________  N
                                                                      ---
                                                                      Y/N

     B.   Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
          (NOTE: In filing this form, use this identification consistently for all investment Companies in family. This designation is for purposes of this form only.)

117. A. Is Registrant a separate account of an insurance company? (Y/N)______________________________________________________ Y
                                                                      ---
                                                                      Y/N
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

                                       3

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For period ending 12/31/99                              If filing more than
                  --------                              one Page 47, "X"
File Number 811-3285                                    box:

     B.   Variable annuity contracts? (Y/N)__________________________  Y
                                                                      ---
                                                                      Y/N

     C.   Scheduled premium variable life contracts? (Y/N) __________  N
                                                                      ---
                                                                      Y/N

     D.   Flexible premium variable life contracts? (Y/N)____________  N
                                                                      ---
                                                                      Y/N

     E.   Other types of insurance products registered under the
          Securities Act of 1933? (N/Y)             _________________  N
                                                                      ---
                                                                      Y/N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _____ 1
                                                                      ---

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _________________________________________________________  0
                                                                      ---

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted) _______________________________________   $________

121. State the number of series for which a current prospectus was in existence at the end of the period ______________________  0
                                                                      ---

122. State the number of existing series for which additional units were registered under the Securities Act of 1933
     during the current period ______________________________________  0
                                                                      ---

123. State the total value of the additional units considered
     in answering item 122 ($000's omitted) ________________   $_________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted) _______________________________________  $_________

125. State the total dollar amount of sales loads collected
     (before allowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter
     which is an affiliated person of the principal under-
     writer during the current period solely from the sale
     of units of all series of Registrant ($000's omitted)        $  0
                                                                  ----
                                       4

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For period ending 12/31/99                              If filing more than
                  --------                              one Page 47, "X"
File Number 811-3285                                    box:

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted)________________________________________  $________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of    Total Assets     Total Income
                                      Series        ($000'S       Distributions
                                     Investing      omitted)     ($000'S omitted)
                                    -----------  --------------  ----------------

A.           U.S. Treasury
             direct issue           ________     $_________      $____________

B.           U.S. Government
             agency                 ________     $_________      $____________

C.           State and municipal
             tax-free               ________     $_________      $____________

D.           Public utility debt    ________     $_________      $____________

E.           Brokers or dealers
             debt or debt of
             brokers' or dealers'
             parent                 ________     $_________      $____________

F.           All other corporate
             intermed. & long-term
             debt                   ________     $_________      $____________

G.           All other corporate
             short-term debt        ________     $_________      $____________

                                       5

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For period ending 12/31/99                              If filing more than
                  --------                              one Page 47, "X"
File Number 811-3285                                    box:


                                     Number of    Total Assets     Total Income
                                      Series        ($000'S       Distributions
                                     Investing      omitted)     ($000's omitted)
                                    -----------  --------------  ----------------

H.           Equity securities of
             brokers or dealers
             or parents of brokers
             or dealers             ________     $_________      $____________

I.           Investment company
             equity securities      ________     $_________      $____________

J.           All other equity
             securities                1         $64,670         $9,328
                                    --------     ----------      -------------

K.           Other securities       ________     $_________      $____________

L.           Total assets of
             all series of
             registrant                1         $64,670         $9,328
                                    --------     ----------      -------------

128. Is the timely payment of principal and interest on
     any of the portfolio securities held by any of
     Registrant's series at the end of the current period
     insured or guaranteed by an entity other than the
     issuer?  (Y/N)_________________________________________________  N
                                                                     ---
                                                                     Y/N
     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128
     delinquent or in default as to payment of principal
     or interest at the end of the current period? (Y/N) ___________
                                                                     ---
                                                                     Y/N
     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit,
     is any part of the value attributed to instruments
     identified in item 129 derived from insurance or
     guarantees? (Y/N)______________________________________________
                                                                     ---
                                                                     Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)           $901
                                                                    ----
                                       6

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For period ending 12/31/99                              If filing more than
                  --------                              one Page 47, "X"
File Number 811-3285                                    box:

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

811-______       811-_____       811-_____       811-_____       811-_____

                                   SIGNATURES
                                   ----------

     This report is signed on behalf of the registrant in the City of New York and State of New York on the 24th day of February, 2000.

                                     New England Life Retirement
                                     Investment Account


                                     By: Metropolitan Life Insurance
                                         Company (Depositor)

Witness: /s/ Christopher P. Nicholas   By: /s/ John K. Bruins
         ---------------------------       ------------------
             Christopher P. Nicholas           John K. Bruins
             Associate General Counsel         Vice President and
             Metropolitan Life                 Actuary
             Insurance Company                 Metropolitan Life
                                               Insurance Company

                                       7